Borrowings (Bridge Financing) (Details) (Catterton and Argentia [Member], Bridge Loan [Member], USD $) In Millions, unless otherwise specified	1 Months Ended
	Feb. 28, 2011	Dec. 28, 2010
Catterton and Argentia [Member] | Bridge Loan [Member]
Short-term Debt [Line Items]
Bridge financing, amount		$ 45.0
PIK interest paid	$ 0.9
Bridge financing, interest rate	12.00%